Consolidated Balance Sheets - CAD ($)	Nov. 30, 2018	Nov. 30, 2017
Current
Cash	$ 6,641,877	$ 1,897,061
Accounts receivable, net (Note 4)	239,063	689,619
Investment tax credits	998,849	636,489
Prepaid expenses, sundry and other assets	586,794	225,092
Inventory (Note 3)	251,651	115,667
Current Assets	8,718,234	3,563,928
Deferred offering costs (Note 10)	0	565,302
Property and equipment, net (Note 5)	2,755,993	3,267,551
Assets	11,474,227	7,396,781
Current
Accounts payable	2,643,437	2,060,084
Accrued liabilities (Note 6)	353,147	782,369
Employee costs payable (Note 8)	222,478	214,980
Convertible debentures (Note 7)	1,790,358	1,290,465
Deferred revenue (Note 3)	300,000	300,000
Current Liabilities	5,309,420	4,647,898
Deferred revenue (Note 3)	2,062,500	2,362,500
Liabilities	7,371,920	7,010,398
Shareholders' equity
Capital stock (Note 10) authorized, unlimited common shares without par value, unlimited preference shares issued and outstanding 18,252,243 common shares (November 30, 2017 - 3,470,451)	44,327,952	35,290,034
Additional paid-in capital	45,110,873	36,685,387
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(85,620,939)	(71,873,459)
Stockholders' Equity	4,102,307	386,383
Contingencies (Note 16)
Liabilities and Stockholders' Equity	$ 11,474,227	$ 7,396,781